Other Current Liabilities - Schedule of Other Current Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 04, 2026	Dec. 31, 2025
Other Current Liabilities - Schedule of Other Current Liabilities (Details) [Line Items]
Total other current liabilities		$ 1,300
Successor [Member]
Other Current Liabilities - Schedule of Other Current Liabilities (Details) [Line Items]
Accrued lease operating expenses	$ 8,694
Ad Valorem payable	894
Accrued interest	4,081
Excise tax payable	1,303
Dividends payable	750
General and administrative	2,588
Other	235
Total other current liabilities	$ 18,545
Predecessor [Member]
Other Current Liabilities - Schedule of Other Current Liabilities (Details) [Line Items]
Accrued lease operating expenses			$ 8,017
Ad Valorem payable			4,106
Accrued interest			3,750
Excise tax payable
Dividends payable
General and administrative			7,022
Other			137
Total other current liabilities			$ 23,032